                                 ING FUNDS TRUST
                              ING Money Market Fund
                        ING Lexington Money Market Trust

                         Supplement dated March 24, 2005
                            to the Fixed Income Funds
 Class A, Class B, Class C & Class M Prospectus and Lexington Money Market
                      Trust Prospectus Dated August 1, 2004

On February 24, 2005, the shareholders of ING Money Market Fund and ING Lexington Money Market Trust approved the reorganization with and merger into the ING Classic Money Market Fund. The reorganization was completed on March 12, 2005. Accordingly, ING Money Market Fund and ING Lexington Money Market Trust are no longer offering their shares. All references to ING Money Market Fund and ING Lexington Money Market Trust in the Prospectuses are hereby deleted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ING FUNDS TRUST
                              ING Money Market Fund
                        ING Lexington Money Market Trust

                         Supplement dated March 24, 2005
                            to the Fixed Income Funds
                   Statement of Additional Information ("SAI")
                              Dated August 1, 2004

On February 24, 2005, the shareholders of ING Money Market Fund and ING Lexington Money Market Trust approved the reorganization with and merger into the ING Classic Money Market Fund. The reorganization was completed on March 12, 2005. Accordingly, ING Money Market Fund and ING Lexington Money Market Trust are no longer offering their shares. All references to ING Money Market Fund and ING Lexington Money Market Trust in the SAI are hereby deleted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE